Fair Value Measurements, Fair Value of Non financial Assets and Liabilities (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	$ 5.4	$ 5.5
Idled assets subsequently placed into service	0.1
Asset Retirement Obligation, Roll Forward
Beginning balance	3.8	3.5		3.3
Liabilities incurred during the period	0	0		0
Liabilities settled during the period	(0.1)	0		0
Accretion expense	0.3	0.3		0.2
Adjustment to accretion expense due to revisions to estimated cash flow	0	(1.1)	[1]	0
Revisions to estimated cash flow	0	1.1		0
Ending balance	4.0	3.8		3.5
Increase in basic earnings per share resulting from adjustment		$ 0.05
Increase in diluted earnings per share resulting from adjustment		$ 0.05
Weighted average credit-adjusted risk free rate	9.10%	9.10%
Tulsa, Oklahoma Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets		1.1
Assets acquired but not yet placed into service
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets		$ 4.4

[1]	The adjustment increased both basic and diluted earnings per share for 2010 by approximately $0.05 per share.